LOSSES PER SHARE (Tables)	9 Months Ended
Sep. 30, 2022
LOSSES PER SHARE
Schedule of computation of basic and diluted losses per share

	Nine Months Ended September 30,
	2021	2022
Net loss attributable to ordinary shareholders — basic	(7)	(1,697)
Net loss attributable to ordinary shareholders — diluted	(7)	(1,697)
Weighted average ordinary shares outstanding — basic and diluted	3,112,910,313	3,111,759,089
Basic and diluted losses per share	(0.00)	(0.55)

Schedule of outstanding securities excluded from the computation of diluted earnings per share

	As of
	September 30,	September 30,
	2021	2022
Outstanding employee options and nonvested restricted stocks	60,278,930	82,769,840
Shares of convertible senior notes	226,827,410	228,239,310
Total	287,106,340	311,009,150